Postretirement Benefit Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 USD ($) Companies Participants	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Amount included in statement of operations		$ 97,000,000	$ 102,000,000	$ 69,000,000
Defined contribution plans		42,000,000	44,000,000	21,000,000
PME multi-employer plans		31,000,000	32,000,000	32,000,000
Total (benefit) cost of defined-benefit plans		(1,000,000)	26,000,000	16,000,000
Ongoing cost		24,000,000	27,000,000	20,000,000
Gain on curtailments and settlements		$ 25,000,000	1,000,000	$ 4,000,000
Increase in discount rate		1.00%
Increase in net periodic pension cost		$ 3,000,000
Decrease in discount rate		1.00%
Decrease in net periodic pension cost		$ 3,000,000
Estimated net actuarial loss (gain)		4,000,000
Estimated prior service cost		0
Pension plan assets		195,000,000
Employer contribution to defined-benefit pension plans		7,000,000
Expected cash payments to unfunded plans		8,000,000
Accumulated postretirement health care benefit obligation		14,000,000	$ 18,000,000
German and Japanese [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan assets		$ 183,000,000
PME Multi-Employer Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Number of companies | Companies		1,340
Number of participants | Participants		623,000
Contribution rate		25.77%
PME Multi-Employer Plan [Member] | Scenario, Forecast [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contribution rate	25.35%